CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,813	$ 2,449
Trade receivables	7,651	8,684
Advances to suppliers	936	1,631
Other accounts receivable	3,889	3,323
Inventory	9,976	16,585
Total current assets	24,265	32,672
NON-CURRENT ASSETS:
Property, plant and equipment, net	5,058	5,221
Investments in affiliates	2,285	2,410
Right-of-use assets, net	1,307	1,929
Deferred tax assets, net	0	763
Intangible assets, net	5,803	7,910
Goodwill	10,095	9,771
Total non-current assets	24,548	28,004
Total assets	48,813	60,676
CURRENT LIABILITIES:
Trade payables	9,223	15,312
Credit from banks and others	12,119	9,246
Other accounts payable and accrued expenses	6,218	6,013
Accrued purchase consideration liabilities	2,097	2,434
PUT Option liability	2,697
Current maturities of operating lease liabilities	454	814
Total current liabilities	32,808	33,819
NON-CURRENT LIABILITIES:
Warrants measured at fair value	38	8
Operating lease liabilities	815	1,075
Credit from banks and others	394	399
Employee benefit liabilities, net	95	246
Deferred tax liability, net	963	1,332
Total non-current liabilities	2,305	3,060
Total liabilities	35,113	36,879
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	253,882	245,776
Translation reserve	95	1,283
Reserve from share-based payment transactions	9,637	15,167
Accumulated deficit	(249,145)	(239,574)
Total equity attributable to shareholders of the Company	14,469	22,652
Non-controlling interests	(769)	1,145
Total equity	13,700	23,797
Total equity and liabilities	$ 48,813	$ 60,676